Revenue (Tables)	12 Months Ended
Jun. 30, 2019
Revenue [abstract]
Disclosure of Revenue

	SA rand
Figures in million	2019	2018*	2017*

Revenue from contracts with customers	26 459	19 255	18 766
Gold	25 693	19 162	18 536
Silver[1]	589	74	230
Uranium[2]	177	19	—
Hedging gain[3]	453	1 197	728

Total revenue[4]	26 912	20 452	19 494
* Re-presented due to a change in accounting policy - refer to note 2 for detail.
[1] Derived from the Hidden Valley operation in Papua New Guinea.
[2] Derived from the Moab Khotsong operation.
[3] Relates to the realised effective portion of the hedge-accounted gold derivatives. Refer to note 18 for further information.
4 A geographical analysis of revenue is provided in the segment report in note 37.

The points of transfer of control are as follows:

• Gold: South Africa	Gold is delivered and certificate of sale is issued.
• Gold and silver: Hidden Valley	For sales up to 13 February 2019: metal is delivered and metal account credited by the customer.
Sales from 14 February 2019 onwards: metal is collected from Hidden Valley and a confirmation of collection is sent to and accepted by the customer.
• Uranium	Confirmation of transfer is issued.